Note 8 - Income Taxes (Details Textual) - USD ($)	3 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Income Tax Expense (Benefit)	$ 0
Deferred Income Tax Assets, Net	0
Unrecognized Tax Benefits	$ 0	$ 0